Debt securities issued - Summary of debt securities issued (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt securities issued [Line Items]
Debt securities issued, gross	₩ 80,149,363	₩ 75,134,394
In Korean won
Debt securities issued [Line Items]
Debt securities issued, gross	69,288,982	64,083,920
In foreign currency
Debt securities issued [Line Items]
Debt securities issued, gross	₩ 10,860,381	₩ 11,050,474
Debt securities issued | In Korean won
Debt securities issued [Line Items]
Maximum interest rate	8.00%	8.00%
Minimum interest rate	0.79%	0.67%
Debt securities issued, gross	₩ 64,419,771	₩ 59,816,756
Debt securities issued | In foreign currency
Debt securities issued [Line Items]
Maximum interest rate	7.59%	7.59%
Minimum interest rate	0.25%	0.25%
Debt securities issued, gross	₩ 7,462,087	₩ 7,182,619
Subordinated debt securities issued | In Korean won
Debt securities issued [Line Items]
Maximum interest rate	4.60%	4.60%
Minimum interest rate	2.20%	2.20%
Debt securities issued, gross	₩ 5,030,125	₩ 4,370,125
Subordinated debt securities issued | In foreign currency
Debt securities issued [Line Items]
Maximum interest rate	5.10%	5.10%
Minimum interest rate	3.34%	3.34%
Debt securities issued, gross	₩ 3,307,306	₩ 3,598,624
Gain (loss) on fair value hedges | In Korean won
Debt securities issued [Line Items]
Gain(Loss) on fair value hedges	(122,069)	(63,652)
Gain (loss) on fair value hedges | In foreign currency
Debt securities issued [Line Items]
Gain(Loss) on fair value hedges	130,392	309,880
Discount on debt securities issued | In Korean won
Debt securities issued [Line Items]
Discount on debt securities issued	(38,845)	(39,309)
Discount on debt securities issued | In foreign currency
Debt securities issued [Line Items]
Discount on debt securities issued	₩ (39,404)	₩ (40,649)